FINANCE LEASES	12 Months Ended
Dec. 31, 2020
Vessels Under Finance Leases [Abstract]
FINANCE LEASES	IMPAIRMENT OF RIGHT OF USE ASSETSIn 2020, we recorded an impairment loss of $94.2 million related to our leased vessels. Based on impairment tests performed as of March 31, 2020 on an asset by asset basis, estimated undiscounted cash flows expected to be earned by each of our leased vessels over the remaining lease term were below carrying value of the vessels, and we have adjusted the carrying value of the leased vessels to the fair value of the leased vessels. The impairment consisted of $70.0 million related to seven vessels on financial lease from SFL and $24.2 million related to four vessels on operating leases. FINANCE LEASES
As of December 31, 2020, we held seven vessels under finance lease (December 31, 2019: eight vessels). The lease for Golden Eclipse was classified as a finance lease as of December 31, 2019 and had an initial term of 10 years. The lease expired during April 2020. In addition and with reference to Note 11 Operating Leases, seven of the eight Capesize charters with SFL were amended in December 2019 and resulted in a lease modification whereby these seven leases were remeasured and re-classified to finance leases as of December 31, 2019. The amendments included a funding of $2.5 million per vessel to be received in January 2020 which will finance the scrubber investments paid by us on these vessels. In addition, the daily time charter rate for these vessels will increase by $1,535 from January 1, 2020 to June 30, 2025 and was $19,135 in 2020, of which $7,000 is for operating expenses (including drydocking costs) up until the second quarter of 2022 when the daily time charter rate will be reduced to $16,435 until June 30, 2025. Subsequently, the rate is reduced to $14,900 until the expiration of the contracts. In addition, 33% of our aggregate profit from revenues above the daily time charter rate for all eight vessels are calculated and paid on a quarterly basis to SFL. The daily hire payments will be adjusted if the actual three-month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. This resulted in an average daily rate of $19,418 for SFL finance leases in 2020 and we incurred $37.9 thousand in total profit share for all eight SFL vessels in 2020 ($0.8 million and $0.2 million in 2019 and 2018, respectively). We have a purchase option of $112 million en-bloc after 10 years since inception of the leases in 2015. If such option is not exercised, SFL has the option to extend the charters by three years at a daily time charter rate of $14,900 per day. The lease term for these vessels has been determined to be 13 years. For all eight vessels, contingent or variable lease expense was recorded in 2020, 2019 and 2018 as an expense of $0.8 million, $3.0 million and $2.6 million, respectively. The profit share mechanism will not be adjusted with the increased rate.

Our right of use asset for our finance leases were as follows:

(in thousands of $)
Balance at December 31, 2018	1,165
Impact of modification of operating leases	193,717
Depreciation	(895)
Balance at December 31, 2019	193,987
Additions	6,430
Depreciation	(16,928)
Impairment	(70,009)
Balance at December 31, 2020	113,480
In 2020, we recorded a total of $70.0 million in impairment of right of use assets for vessels under finance leases. The loss recorded is equal to the difference between the carrying value of right of use assets and estimated fair value of the leased assets following an impairment review that was triggered by the negative market developments in the start of 2020.

Our lease obligations for our finance leases were as follows:

(in thousands of $)	SFL Leases	Golden Eclipse Lease	Total
Balance at January 1, 2019	—	7,435	7,435
Repayments	—	(5,650)	(5,650)
Impact of modification of operating leases	166,923	—	166,923
Balance at January 1, 2020	166,923	1,785	168,708
Additions	17,500	—	17,500
Repayments	(42,577)	(1,791)	(44,368)
Interest expense on obligations under finance lease	9,359	6	9,365
December 31, 2020	151,205	—	151,205
Current portion	23,475	—	23,475
Non-current portion	127,730	—	127,730

The weighted average discount rate in relation to our SFL finance leases was 6.3% and the weighted average lease term was 7.6 years as of December 31, 2020. The weighted average discount rate was 6.3% and the weighted average lease term was 8.6 years as of December 31, 2019.

The outstanding obligations under finance leases at December 31, 2020 are payable as follows:

(in thousands of $)
2021	32,240
2022	29,061
2023	24,484
2024	24,553
2025	22,551
Thereafter	53,554
Minimum lease payments	186,443
Less: imputed interest	(35,238)
Present value of obligations under finance leases	151,205
With regard to the eight SFL Capesize vessels, we have a purchase option of $112 million en-bloc in 2025. If such option is not exercised, SFL will have the option to extend the charters by three years at $14,900 per day. Our lease obligation is secured by the lessor's title to the leased asset.